Note 44 - Related Parties - Transactions and Balances with Key Management Personnel (Details) - ARS ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Credit Cards Member | Loans Member
Transactions and Balances with Key Management Personnel LineItems
Balances with Key Management Personnel	$ 2,907,000	$ 3,595,000	$ 3,514,000
Results with Key Management Personnel	984,000	678,000
Overdrafts Member | Loans Member
Transactions and Balances with Key Management Personnel LineItems
Balances with Key Management Personnel	19,000	30,000	0
Results with Key Management Personnel	10,000	15,000
Consumer Loans Member | Loans Member
Transactions and Balances with Key Management Personnel LineItems
Balances with Key Management Personnel	0	15,000	0
Results with Key Management Personnel	0	10,000
Mortgage with Key Management Personnel Member | Loans Member
Transactions and Balances with Key Management Personnel LineItems
Balances with Key Management Personnel	1,316,000	2,017,000	0
Results with Key Management Personnel	289,000	275,000
Financial Leases Member | Loans Member
Transactions and Balances with Key Management Personnel LineItems
Balances with Key Management Personnel	0	0	158,000
Results with Key Management Personnel	0	1,000
Checking Account with Key Management Personnel Member | Deposits Member
Transactions and Balances with Key Management Personnel LineItems
Balances with Key Management Personnel	8,000	18,000	6,000
Results with Key Management Personnel	0	0
Saving Account with Key Management Personnel Member | Deposits Member
Transactions and Balances with Key Management Personnel LineItems
Balances with Key Management Personnel	30,306,000	15,602,000	8,312,000
Results with Key Management Personnel	120,000	75,000
Time Deposits Member | Deposits Member
Transactions and Balances with Key Management Personnel LineItems
Balances with Key Management Personnel	0	0	$ 11,619,000
Results with Key Management Personnel	$ 41,000	$ 25,000